Fair Value Measurements (Q2) (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Financial Assets and Liabilities Carried at Fair Value
A summary of financial liabilities that are measured at fair value on a recurring basis were as follows ($ in millions):

	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
December 31, 2023
Deferred compensation liabilities	$23	$—	$—	$23
December 31, 2022
Deferred compensation liabilities	$22	$—	$—	$22

Carrying Amounts and Fair Values of Financial Instruments
The carrying amounts and fair values of the Company’s other financial instruments as of December 31 were as follows ($ in millions):

	2023		2022
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term debt	$2,629	$2,710	$—	$—